OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING SEGMENTS
Revenue	$ 14,383	$ 11,013
Europe
OPERATING SEGMENTS
Revenue	4,342	3,024
Hong Kong
OPERATING SEGMENTS
Revenue	2,411	2,046
United States
OPERATING SEGMENTS
Revenue	5,406	4,438
Other
OPERATING SEGMENTS
Revenue	2,224	1,505
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	9,627	7,141
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	4,228	3,024
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	161	103
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	4,138	3,327
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	1,100	687
Operating segments | Platform
OPERATING SEGMENTS
Revenue	4,756	3,872
Operating segments | Platform | Europe
OPERATING SEGMENTS
Revenue	114
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	2,250	1,943
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	1,268	1,111
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 1,124	$ 818